Subsequent Events (Details)			1 Months Ended	3 Months Ended
	Aug. 01, 2026 USD ($)	Jul. 14, 2026 USD ($)	Jul. 28, 2026 USD ($)	Sep. 30, 2026 USD ($)	Aug. 06, 2026	Jul. 27, 2026 USD ($)	Jul. 01, 2026	Jun. 30, 2026	Dec. 31, 2025	Nov. 30, 2022
Research Collaboration and Co-Development Agreement
Subsequent Events
Collaboration agreements cost sharing percentage (as a percent)								50.00%	50.00%	50.00%
Subsequent Event
Subsequent Events
Restructuring cost				$ 2,400,000
Area of lease terminated			39,432
Area of land leased			29,864			69,296
Lease termination fee			$ 800,000
Sale of asset, cash consideration	$ 500,000
Gain (loss) on disposal of assets	$ 0
Subsequent Event | Research Collaboration and Co-Development Agreement | LigaChem Biosciences
Subsequent Events
Collaboration agreements cost sharing percentage (as a percent)					100.00%		50.00%
Subsequent Event | Avere Therapeutics, Inc.
Subsequent Events
Aggregate purchase price		$ 320,000,000